Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SECURITIES FUND
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class:Fidelity® Leveraged Company Stock Fund/Fidelity® Leveraged Company Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in stocks. Normally investing primarily in common stocks of leveraged companies (companies that issue lower-quality debt and other companies with leveraged capital structures). Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks. "Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. Highly Leveraged Company Exposure. Leverage can magnify the impact of adverse issuer, political, regulatory, market, or economic developments on a company. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.57%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual operating expenses	rr_ExpensesOverAssets	0.74%
1 year	rr_ExpenseExampleYear01	$ 76
3 years	rr_ExpenseExampleYear03	237
5 years	rr_ExpenseExampleYear05	411
10 years	rr_ExpenseExampleYear10	$ 918
2012	rr_AnnualReturn2012	28.82%
2013	rr_AnnualReturn2013	35.11%
2014	rr_AnnualReturn2014	5.59%
2015	rr_AnnualReturn2015	(6.05%)
2016	rr_AnnualReturn2016	7.26%
2017	rr_AnnualReturn2017	21.02%
2018	rr_AnnualReturn2018	(16.42%)
2019	rr_AnnualReturn2019	35.60%
2020	rr_AnnualReturn2020	26.74%
2021	rr_AnnualReturn2021	26.16%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.12%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.43%)
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund | Return Before Taxes | Fidelity Leveraged Company Stock Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	26.16%
Past 5 years	rr_AverageAnnualReturnYear05	17.01%
Past 10 years	rr_AverageAnnualReturnYear10	15.04%
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund | After Taxes on Distributions | Fidelity Leveraged Company Stock Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	23.70%
Past 5 years	rr_AverageAnnualReturnYear05	14.73%
Past 10 years	rr_AverageAnnualReturnYear10	13.06%
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund | After Taxes on Distributions and Sales | Fidelity Leveraged Company Stock Fund-Retail Class
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	17.11%
Past 5 years	rr_AverageAnnualReturnYear05	13.07%
Past 10 years	rr_AverageAnnualReturnYear10	11.99%
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund | RS006
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	22.58%
Past 5 years	rr_AverageAnnualReturnYear05	15.10%
Past 10 years	rr_AverageAnnualReturnYear10	14.91%
07.31 Fidelity Leveraged Company Stock Fund Retail PRO-09 | Fidelity® Leveraged Company Stock Fund | IXXVV
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity U.S. Leveraged Stock Linked Index℠(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	26.12%
Past 5 years	rr_AverageAnnualReturnYear05	10.64%
Past 10 years	rr_AverageAnnualReturnYear10	10.51%